Summary of Significant Accounting Policies (Tables)	9 Months Ended
Jul. 31, 2012
Notes to Financial Statements
Accompanying consolidated financial statements include all of the accounts of the entities as of the reporting period ending date

The accompanying consolidated financial statements include all of the accounts of the entities as of the reporting period ending date(s) and for the reporting period(s) as follows:

Entity	Reporting period ending date(s) and reporting period(s)

FTHG	As of July 31, 2012 and 2011, for the interim period ended July 31, 2012 and 2011

FTHG Canada	As of June 14, 2012 and July 31, 2011, for the period from November 1, 2011 through June 14, 2012 (date of discontinuance) and for the interim period ended July 31, 2011

Endeavour	As of July 31, 2012, for the period from January 13, 2012 (inception) through July 31, 2012

Translation of amounts from GBP into U.S. dollars has been made at the following exchange rates

Translation of amounts from GBP into U.S. dollars has been made at the following exchange rates for the respective periods:

July 31, 2012

Balance sheet	1.5710

Statement of operations and comprehensive income (loss)	1.5789